S000084923 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Barrow Hanley International Value Fund | Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	36.99%	(3.33%)	16.31%	(1.93%)